Annual Total Returns - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2024
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Annual Return 2023	15.81%